Financial Instruments - Credit Risk - Balances Receivable by Country (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Trade receivables	€ 286,198	€ 413,656
Greece, Italy, Spain and Portugal
Credit risk
Trade receivables	71,001	69,402
Greece
Credit risk
Trade receivables	745	288
Italy
Credit risk
Trade receivables	10,618	16,286
Spain
Credit risk
Trade receivables	57,010	50,348
Portugal
Credit risk
Trade receivables	2,628	2,480
Gross carrying amount | Balances with public entities | Greece, Italy, Spain and Portugal
Credit risk
Trade receivables	38,800	33,203
Gross carrying amount | Balances with public entities | Greece, Italy, Spain and Portugal | Past due
Credit risk
Trade receivables	10,623	6,569
Gross carrying amount | Balances with public entities | Italy
Credit risk
Trade receivables	4,020	7,188
Gross carrying amount | Balances with public entities | Italy | Past due
Credit risk
Trade receivables	2,348	2,077
Gross carrying amount | Balances with public entities | Spain
Credit risk
Trade receivables	33,702	23,281
Gross carrying amount | Balances with public entities | Spain | Past due
Credit risk
Trade receivables	7,785	3,287
Gross carrying amount | Balances with public entities | Portugal
Credit risk
Trade receivables	1,078	2,734
Gross carrying amount | Balances with public entities | Portugal | Past due
Credit risk
Trade receivables	490	1,205
Gross carrying amount | Balance with third parties | Greece, Italy, Spain and Portugal
Credit risk
Trade receivables	36,775	40,066
Gross carrying amount | Balance with third parties | Greece, Italy, Spain and Portugal | Past due
Credit risk
Trade receivables	16,353	17,048
Gross carrying amount | Balance with third parties | Greece
Credit risk
Trade receivables	745	425
Gross carrying amount | Balance with third parties | Italy
Credit risk
Trade receivables	10,614	12,196
Gross carrying amount | Balance with third parties | Italy | Past due
Credit risk
Trade receivables	6,342	7,375
Gross carrying amount | Balance with third parties | Spain
Credit risk
Trade receivables	23,444	27,316
Gross carrying amount | Balance with third parties | Spain | Past due
Credit risk
Trade receivables	8,926	9,595
Gross carrying amount | Balance with third parties | Portugal
Credit risk
Trade receivables	1,972	129
Gross carrying amount | Balance with third parties | Portugal | Past due
Credit risk
Trade receivables	1,085	78
Accumulated impairment | Balances with public entities | Greece, Italy, Spain and Portugal
Credit risk
Trade receivables	(296)	(356)
Accumulated impairment | Balances with public entities | Portugal
Credit risk
Trade receivables	(296)	(356)
Accumulated impairment | Balance with third parties | Greece, Italy, Spain and Portugal
Credit risk
Trade receivables	(4,278)	(3,511)
Accumulated impairment | Balance with third parties | Greece
Credit risk
Trade receivables		(137)
Accumulated impairment | Balance with third parties | Italy
Credit risk
Trade receivables	(4,016)	(3,098)
Accumulated impairment | Balance with third parties | Spain
Credit risk
Trade receivables	(136)	(249)
Accumulated impairment | Balance with third parties | Portugal
Credit risk
Trade receivables	€ (126)	€ (27)